Other investments - Asset management scheme (Details)	1 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Other investments
Other investments	¥ 123,399,000	¥ 201,727,000
Investment in an unlisted limited partnership enterprise
Other investments
Other investments			¥ 73,870,000	$ 10,409,000
Investment in structured deposit
Other investments
Minimum initial investment	¥ 100,000,000
Investment maturity term duration	7 days